Consolidated Statements of Cash Flows - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Loss before income tax	₽ (22,034)	₽ (19,579)	₽ (5,588)
Adjusted for:
Depreciation and amortization of non-current assets	4,963	2,590	487
Finance costs	2,115	980	66
Finance income	(311)	(179)	(195)
Foreign currency exchange loss / (gain), net	1,984	213	(78)
Write-downs and losses of inventories	482	1,217	243
Loss on disposal of non-current assets	35	7	3
Share of profit of an associate	(112)	(54)	(82)
Changes in allowances on accounts receivable and advances paid	131	169	12
Forgiveness of lease payments	(21)
Share-based compensation expense	644	190	82
Movements in working capital:
Changes in inventories	(5,005)	(5,577)	(3,539)
Changes in accounts receivable	(482)	(1,146)	(572)
Changes in advances paid and other assets	(481)	(2,089)	(1,005)
Changes in trade accounts payable	20,885	8,776	6,355
Changes in other liabilities	5,202	1,051	278
Cash generated from / (used) in operations	7,995	(13,431)	(3,533)
Interest paid	(1,356)	(876)	(58)
Income tax paid	(69)	(5)	(8)
Net cash generated from / (used in) operating activities	6,570	(14,312)	(3,599)
Cash flows from investing activities
Purchase of property, plant and equipment	(6,714)	(4,742)	(2,472)
Purchase of intangible assets	(126)	(26)	(93)
Proceeds from disposal of property, plant and equipment			6
Interest received	260	158	192
Dividends received from an associate		71	80
Acquisition of interest in an associate			(576)
Net cash used in investing activities	(6,580)	(4,539)	(2,863)
Cash flows from financing activities
Convertible loans issue proceeds	6,171	20,099
Equity instruments issue proceeds	90,480		5,471
Proceeds from borrowings	8,711	413
Repayment of borrowings	(499)	(310)	(162)
Payment of principal portion of lease liabilities	(2,296)	(867)	(39)
Net cash generated from financing activities	102,567	19,335	5,270
Net increase / (decrease) in cash and cash equivalents	102,557	484	(1,192)
Cash and cash equivalents at the beginning of the year	3,003	2,684	3,803
Effects of exchange rate changes on the balance of cash held in foreign currencies	(1,849)	(174)	73
Cash and cash equivalents at the end of the year	₽ 103,702	₽ 3,003	₽ 2,684